Schedule of Investments (unaudited) October 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI EAFE ETF(a)	126,428	$8,523,776

Total Investment Companies — 100.2% (Cost: $8,098,766)		8,523,776

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(b)	4,000	4,000

Total Short-Term Investments — 0.0% (Cost: $4,000)		4,000

Total Investments in Securities — 100.2% (Cost: $8,102,766)		8,527,776

Other Assets, Less Liabilities — (0.2)%		(19,799)

Net Assets — 100.0%		$8,507,977

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	—	$—	$354	(a)	$327	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,000	—	—	4,000	4,000	17		—	—
iShares MSCI EAFE ETF	126,454	643	(669)	126,428	8,523,776	—		(70)	377,096

					$8,527,776	$371		$257	$377,096

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	623,000	USD	425,448	MS	11/05/19	$4,030
CHF	192,000	USD	193,532	MS	11/05/19	1,110
DKK	497,000	USD	73,932	MS	11/05/19	266
EUR	1,187,000	USD	1,319,182	MS	11/05/19	4,765
GBP	547,000	USD	704,682	MS	11/05/19	3,897
HKD	1,053,000	USD	134,293	MS	11/05/19	86
ILS	25,000	USD	7,091	MS	11/05/19	3
JPY	110,096,000	USD	1,011,307	MS	11/05/19	8,195
NOK	122,000	USD	13,214	MS	11/05/19	53
NZD	16,000	USD	10,176	MS	11/05/19	83
SEK	1,033,000	USD	106,183	MS	11/05/19	806
SGD	71,000	USD	51,737	MS	11/05/19	452
USD	14,090	ILS	49,000	MS	11/05/19	186
USD	1,020,845	JPY	110,096,000	MS	11/05/19	1,343

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	25,789	NOK	234,000	MS	11/05/19	$343
CHF	192,000	USD	194,994	MS	12/03/19	48
GBP	6,000	USD	7,771	MS	12/03/19	8
HKD	500,000	USD	63,787	MS	12/03/19	10
JPY	52,807,000	USD	489,267	MS	12/03/19	515
USD	33,532	EUR	30,000	MS	12/03/19	10
USD	284	ILS	1,000	MS	12/03/19	—
USD	218	NOK	2,000	MS	12/03/19	—
USD	5,133	NZD	8,000	MS	12/03/19	1
USD	6,237	SEK	60,000	MS	12/03/19	14

						26,224

HKD	23,000	USD	2,935	MS	11/05/19	—
ILS	24,000	USD	6,912	MS	11/05/19	(102)
NOK	112,000	USD	12,337	MS	11/05/19	(158)
USD	421,250	AUD	623,000	MS	11/05/19	(8,228)
USD	194,020	CHF	192,000	MS	11/05/19	(622)
USD	72,983	DKK	497,000	MS	11/05/19	(1,214)
USD	1,301,146	EUR	1,187,000	MS	11/05/19	(22,801)
USD	673,838	GBP	547,000	MS	11/05/19	(34,740)
USD	137,312	HKD	1,076,000	MS	11/05/19	(3)
USD	10,075	NZD	16,000	MS	11/05/19	(184)
USD	105,549	SEK	1,033,000	MS	11/05/19	(1,440)
USD	51,416	SGD	71,000	MS	11/05/19	(773)
DKK	243,000	USD	36,369	MS	12/03/19	(18)
USD	444,232	AUD	646,000	MS	12/03/19	(1,444)
USD	193,925	CHF	192,000	MS	12/03/19	(1,117)
USD	74,079	DKK	497,000	MS	12/03/19	(268)
USD	1,321,563	EUR	1,187,000	MS	12/03/19	(4,777)
USD	705,288	GBP	547,000	MS	12/03/19	(3,908)
USD	134,309	HKD	1,053,000	MS	12/03/19	(49)
USD	7,100	ILS	25,000	MS	12/03/19	(4)
USD	1,012,954	JPY	110,096,000	MS	12/03/19	(8,181)
USD	13,215	NOK	122,000	MS	12/03/19	(53)
USD	10,182	NZD	16,000	MS	12/03/19	(82)
USD	106,343	SEK	1,033,000	MS	12/03/19	(807)
USD	27,161	SGD	37,000	MS	12/03/19	(43)

						(91,016)

	Net unrealized depreciation					$(64,792)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$8,523,776	$—	$—	$8,523,776
Money Market Funds	4,000	—	—	4,000

	$8,527,776	$—	$—	$8,527,776

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$26,224	$—	$26,224
Liabilities
Forward Foreign Currency Exchange Contracts	—	(91,016)	—	(91,016)

	$—	$(64,792)	$—	$(64,792)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

3